SCHEDULE OF ASSETS ACQUIRED (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Asset Acquisition [Line Items]
Total Purchase Price	$ 1,047,863
Drone Hexacopter [Member]
Asset Acquisition [Line Items]
Total Purchase Price	50,000
Patent [Member]
Asset Acquisition [Line Items]
Total Purchase Price	$ 997,863